Financial assets, liabilities and financial result (excluding Orange Bank) - Cash flows disclosed in financing activities - Net derivatives (Details) - Telecom activities, operating segment [member] - Operating segments [member]
€ in Millions
12 Months Ended
Dec. 31, 2017 EUR (€)
Disclosure of detailed information about financial instruments [line items]
Cash flows	€ (518)
Derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	(399)
Cash flows	(66)
Foreign exchange movement	1,183
Other	11
Balance at end of period	€ 729